Customer Rewards Liability	3 Months Ended
Mar. 31, 2025
Customer Rewards Liability [Abstract]
CUSTOMER REWARDS LIABILITY

7. CUSTOMER REWARDS LIABILITY

A reconciliation, in the aggregate, of beginning and ending balances of the Company’s customer rewards liability as of the dates shown is as follows:

Customer Rewards Liability
Balance at January 1, 2024	$5,333,384
Rewards earned by customers	541,146
Rewards fulfilments	(1,317,262)
Expired rewards	(54,115)
Remeasurement (gain) loss on customer rewards liability	3,423,045
Balance at March 31, 2024	$7,926,198
Rewards earned by customers	1,627,329
Rewards fulfilments	(2,631,283)
Expired rewards	(149,323)
Remeasurement (gain) loss on customer rewards liability	1,796,730
Balance at December 31, 2024	$8,569,651
Rewards earned by customers	679,502
Rewards fulfilments	(714,802)
Expired rewards	(67,950)
Remeasurement (gain) loss on customer rewards liability	(1,100,857)
Balance at March 31, 2025	$7,365,544

Rewards fulfilments represent amounts that were distributed to customers to fulfill customer rewards obligations.